LEASES (Tables) - ConnectM Before Business Combination	12 Months Ended
Dec. 31, 2023
Schedule of components of lease expenses

	Year Ended	Year Ended
	December 31, 2023	December 31, 2022
Operating lease costs(1)	$168,995	$111,062
Finance lease costs
Amortization of ROU assets	118,851	87,184
Interest on lease liabilities	18,956	26,643
Total lease costs	$306,802	$224,889
(1)	The total cash paid for amounts included in the measurement of lease liabilities for years ended December 31, 2023 and 2022 included the following:

	December 31,	December 31,
	2023	2022
Operating cash outflows from operating leases	$(166,060)	$(109,952)
Financing cash outflows from finance leases	(90,409)	(57,098)

Schedule of cash paid for amounts included in the measurement of lease liabilities

	December 31,	December 31,
	2023	2022
Operating cash outflows from operating leases	$(166,060)	$(109,952)
Financing cash outflows from finance leases	(90,409)	(57,098)

Schedule of lease term and discount rate

	December 31, 2023
Weighted-average remaining lease term (in years)
Operating leases	2.52	years
Finance leases	2.55	years
Weighted-average discount rate
Operating leases	8.00%
Finance leases	8.00%

Schedule of maturities of lease liabilities

Maturities of lease liabilities under non-cancelable leases as of December 31, 2023 are summarized as follows:

	Finance
	Leases	Operating Leases	Total
2024	118,020	120,425	238,445
2025	116,266	119,007	235,273
2026	65,393	51,434	116,827
2027	24,840	23,218	48,058
Total undiscounted lease payments	324,519	314,084	638,603
Less: imputed interest	(22,333)	(26,237)	(48,570)
Total lease liabilities	$302,186	$287,847	$590,033